UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	10/31/2013

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 3.8%
Boeing Co. (The)	13,438	$1,753,659
Lockheed Martin Corp.	17,841	2,378,919
Precision Castparts Corp.	3,735	946,636
Rolls-Royce Holdings PLC, (United Kingdom), ADR	11,610	1,076,247
United Technologies Corp.	23,064	2,450,550

		8,606,011

Airlines — 1.3%
Southwest Airlines Co.	165,257	2,845,726

Beverages — 0.6%
Diageo PLC (United Kingdom), ADR	11,372	1,450,953

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*	4,622	568,275
Amgen, Inc.	28,417	3,296,372
Biogen Idec, Inc.*	9,078	2,216,757
Gilead Sciences, Inc.*	21,978	1,560,218

		7,641,622

Capital Markets — 6.0%
BlackRock, Inc.	6,084	1,830,128
Goldman Sachs Group, Inc. (The)	37,129	5,972,571
Morgan Stanley	198,271	5,696,326

		13,499,025

Chemicals — 2.7%
Dow Chemical Co. (The)	67,820	2,676,855
LyondellBasell Industries NV (Class A Stock)	15,472	1,154,211
Monsanto Co.	21,555	2,260,688

		6,091,754

Commercial Banks — 1.3%
Wells Fargo & Co.	68,863	2,939,761

Computers & Peripherals — 5.6%
Apple, Inc.	18,068	9,437,820
EMC Corp.	83,786	2,016,729
SanDisk Corp.	17,565	1,220,768

		12,675,317

Containers & Packaging — 0.3%
Rock Tenn Co. (Class A Stock)	6,779	725,421

Diversified Financial Services — 3.7%
Bank of America Corp.	150,456	2,100,366
Citigroup, Inc.	42,401	2,068,321
JPMorgan Chase & Co.	52,731	2,717,756
Leucadia National Corp.	52,539	1,488,955

		8,375,398

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	19,776	998,886

Energy Equipment & Services — 3.4%
Halliburton Co.	50,958	2,702,303
Schlumberger Ltd.	19,102	1,790,239
Seadrill Ltd. (Bermuda)	70,675	3,294,869

		7,787,411

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	8,165	963,470
CVS Caremark Corp.	56,587	3,523,107
Wal-Mart Stores, Inc.	42,481	3,260,417
Whole Foods Market, Inc.	9,312	587,867

		8,334,861

Food Products — 3.5%
Archer-Daniels-Midland Co.	88,047	3,601,122
ConAgra Foods, Inc.	88,221	2,806,310
General Mills, Inc.	28,950	1,459,659

		7,867,091

Gas Utilities — 0.4%
ONEOK, Inc.	15,389	869,479

Healthcare Equipment & Supplies — 2.7%
Abbott Laboratories	165,743	6,057,907

Healthcare Providers & Services — 2.6%
Aetna, Inc.	20,954	1,313,816
UnitedHealth Group, Inc.	68,517	4,676,970

		5,990,786

Independent Power Producers & Energy Traders — 1.1%
Calpine Corp.*	119,040	2,401,037

Industrial Conglomerates — 1.3%
Danaher Corp.	42,212	3,043,063

Insurance — 5.1%
Axis Capital Holdings Ltd. (Bermuda)	48,829	2,315,471
Berkshire Hathaway, Inc. (Class B Stock)*	25,374	2,920,040
Chubb Corp. (The)	35,305	3,250,884
Travelers Cos., Inc. (The)	34,829	3,005,743

		11,492,138

Internet & Catalog Retail — 4.0%
Amazon.com, Inc.*	15,534	5,654,842
priceline.com, Inc.*	3,338	3,517,685

		9,172,527

Internet Software & Services — 5.6%
Facebook, Inc. (Class A Stock)*	66,675	3,351,086
Google, Inc. (Class A Stock)*	6,525	6,724,535
LinkedIn Corp. (Class A Stock)*	11,980	2,679,567

		12,755,188

IT Services — 4.8%
International Business Machines Corp.	9,150	1,639,772
MasterCard, Inc. (Class A Stock)	8,504	6,098,218
Visa, Inc. (Class A Stock)	15,873	3,121,743

		10,859,733

Life Sciences Tools & Services — 0.5%
Illumina, Inc.*(a)	11,194	1,046,751

Machinery — 1.3%
Illinois Tool Works, Inc.	37,577	2,960,692

Media — 4.7%
Comcast Corp. (Class A Stock)	70,383	3,348,823
Walt Disney Co. (The)(a)	107,634	7,382,616

		10,731,439

Multiline Retail — 0.8%
Macy’s, Inc.	39,605	1,826,187

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	25,856	2,463,818
Chevron Corp.	27,118	3,253,075
Exxon Mobil Corp.	61,971	5,553,841
Noble Energy, Inc.	31,952	2,394,163
Pioneer Natural Resources Co.	5,245	1,074,071

		14,738,968

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,649	613,733

Pharmaceuticals — 3.7%
Eli Lilly & Co.	59,979	2,988,154
Johnson & Johnson	33,674	3,118,549
Novo Nordisk A/S (Denmark), ADR	13,195	2,199,211

		8,305,914

Road & Rail — 3.1%
CSX Corp.	112,664	2,936,024
Norfolk Southern Corp.	41,621	3,580,238
Union Pacific Corp.	3,511	531,565

		7,047,827

Semiconductors & Semiconductor Equipment — 2.7%
ARM Holdings PLC (United Kingdom), ADR(a)	34,305	1,618,853
Intel Corp.	141,046	3,445,754
Texas Instruments, Inc.	24,943	1,049,601

		6,114,208

Software — 2.6%
Microsoft Corp.	95,112	3,362,209
Salesforce.com, Inc.*	22,431	1,196,918
Symantec Corp.	57,007	1,296,339

		5,855,466

Specialty Retail — 3.3%
Gap, Inc. (The)	80,594	2,981,172
Inditex SA (Spain), ADR	82,788	2,701,372
TJX Cos., Inc.	29,097	1,768,807

		7,451,351

Textiles, Apparel & Luxury Goods — 1.3%
Luxottica Group SpA, (Italy), ADR	26,836	1,445,655
NIKE, Inc. (Class B Stock)	21,155	1,602,703

		3,048,358

Water Utilities — 1.4%
Aqua America, Inc.(a)	127,598	3,212,915

TOTAL LONG-TERM INVESTMENTS (cost $174,174,424)		225,434,904

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,728,995; includes $10,337,347 of cash collateral for securities on loan)(b)(c)	11,728,995	11,728,995

TOTAL INVESTMENTS — 104.7% (cost $185,903,419)(d)		237,163,899
Liabilities in excess of other assets — (4.7)%		(10,659,930)

NET ASSETS — 100.0%		$226,503,969

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,099,743; cash collateral of $10,337,347 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$187,043,616

Appreciation	51,783,105
Depreciation	(1,662,822)

Net Unrealized Appreciation	$50,120,283

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$225,434,904	$—	$—
Affiliated Money Market Mutual Fund	11,728,995	—	—

Total	$237,163,899	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.4%
79,100	AAR Corp.	$ 2,316,048
20,600	Ducommun, Inc.*	512,116

		2,828,164

Air Freight & Logistics — 0.8%
81,100	Air Transport Services Group, Inc.*	587,164
23,500	Park-Ohio Holdings Corp.*	973,135

		1,560,299

Airlines — 1.9%
19,600	Alaska Air Group, Inc.	1,384,936
138,100	Republic Airways Holdings, Inc.*	1,626,818
62,400	SkyWest, Inc.	938,496

		3,950,250

Auto Components — 1.9%
90,100	Dana Holding Corp.	1,765,960
19,600	Shiloh Industries, Inc.	321,832
16,400	Superior Industries International, Inc.	307,500
29,000	Tenneco, Inc.*	1,539,030

		3,934,322

Building Products — 0.4%
1,500	Insteel Industries, Inc.	24,885
22,300	Patrick Industries, Inc.*	697,544

		722,429

Capital Markets — 1.2%
13,900	Arlington Asset Investment Corp. (Class A Stock)	342,913
34,300	Calamos Asset Management, Inc. (Class A Stock)	336,826
52,600	FBR & Co.*	1,393,900
14,600	Janus Capital Group, Inc.	144,102
17,500	JMP Group, Inc.	112,175
6,900	Manning & Napier, Inc.	114,540

		2,444,456

Chemicals — 0.7%
28,500	American Pacific Corp.*	1,297,320
1,900	Schulman, (A.), Inc.	62,928

		1,360,248

Commercial Banks — 15.7%
8,900	1st Source Corp.	279,282
9,300	Access National Corp.	135,129
13,600	BancFirst Corp.	755,752
37,700	Banco Latinoamericano de Comercio Exterior SA (Class E stock) (Supranational Bank)	988,871

9,700	Bank of Kentucky Financial Corp.	279,457
600	Bar Harbor Bankshares	22,644
62,600	BBCN Bancorp, Inc.	928,358
2,500	Bridge Bancorp, Inc.	57,725
2,900	Bryn Mawr Bank Corp.	80,794
15,300	Cardinal Financial Corp.	252,450
21,800	Center Bancorp, Inc.	326,128
19,400	Central Pacific Financial Corp.	357,348
1,200	Century Bancorp, Inc. (Class A Stock)	39,000
33,700	Chemical Financial Corp.	987,073
11,400	Citizens & Northern Corp.	225,264
18,600	CoBiz Financial, Inc.	201,810
21,300	Community Trust Bancorp, Inc.	907,167
23,800	Customers Bancorp, Inc.*(a)	398,650
36,620	Eagle Bancorp, Inc.*	968,599
15,300	Enterprise Financial Services Corp.	275,859
7,966	Fidelity Southern Corp.	121,637
19,200	Financial Institutions, Inc.	454,464
21,200	First Community Bancshares, Inc.	353,828
32,600	First Financial Bancorp	505,952
7,800	First Financial Corp.	269,412
56,700	First Interstate Bancsystem, Inc.	1,423,737
26,000	First Merchants Corp.	488,800
6,000	First NBC Bank Holding Co.	159,900
5,900	First of Long Island Corp. (The)	232,165
2,500	German American Bancorp, Inc.	67,950
28,400	Great Southern Bancorp, Inc.	797,472
17,900	Hancock Holding Co.	586,762
50,300	Hanmi Financial Corp.	879,244
17,200	Heartland Financial USA, Inc.	455,628
5,100	Horizon Bancorp	110,721
63,340	International Bancshares Corp.	1,447,319
18,400	Lakeland Bancorp, Inc.	209,760
24,400	Lakeland Financial Corp.	868,396
32,900	MainSource Financial Group, Inc.	533,638
4,900	Mercantile Bank Corp.	107,016
5,200	Merchants Bancshares, Inc.	155,896
5,800	MidWestOne Financial Group, Inc.	153,236
39,000	National Penn Bancshares, Inc.	404,430
48,400	NBT Bancorp, Inc.	1,179,508
2,600	Northrim BanCorp, Inc.	65,260
62,900	Old National Bancorp	914,566
8,300	Pacific Continental Corp.	114,374
10,700	Peoples Bancorp, Inc.	239,894
12,900	Preferred Bank*	247,938
20,200	Republic Bancorp, Inc. (Class A Stock)	465,004
18,900	S&T Bancorp, Inc.	463,428
19,300	S.Y. Bancorp, Inc.	579,193
36,900	Sandy Spring Bancorp, Inc.	903,681
1,100	Simmons First National Corp. (Class A Stock)	36,014
6,611	Southside Bancshares, Inc.	180,480
35,900	Susquehanna Bancshares, Inc.	423,082
14,200	Tompkins Financial Corp.	700,344
23,500	Trico Bancshares	594,315

11,100	Trustmark Corp.(a)	301,476
12,300	Univest Corp. of Pennsylvania	245,631
16,200	Washington Trust Bancorp, Inc.	532,818
76,100	Webster Financial Corp.	2,122,429
56,300	WesBanco, Inc.	1,655,220
8,000	West Bancorporation, Inc.	110,560
64,700	Wilshire Bancorp, Inc.	548,009

		31,877,947

Commercial Services & Supplies — 2.7%
9,900	Brink’s Co. (The)	310,860
24,600	Consolidated Graphics, Inc.*	1,576,614
40,100	Deluxe Corp.	1,888,309
9,400	G&K Services, Inc. (Class A Stock)	586,560
5,500	Multi-Color Corp.	191,565
22,400	Steelcase, Inc. (Class A Stock)	367,136
2,400	UniFirst Corp.	246,768
13,000	West Corp.	286,260

		5,454,072

Communications Equipment — 0.1%
12,000	Black Box Corp.	300,480

Computers & Peripherals — 0.4%
59,000	QLogic Corp.*	728,650

Construction & Engineering — 0.7%
2,800	Argan, Inc.	62,300
1,400	Northwest Pipe Co.*	50,442
114,200	Pike Electric Corp.	1,234,502

		1,347,244

Consumer Finance — 2.2%
12,900	Credit Acceptance Corp.*	1,526,070
17,750	DFC Global Corp.*	214,775
52,500	Nelnet, Inc. (Class A Stock)	2,238,075
17,800	Regional Management Corp.*	569,778

		4,548,698

Diversified Consumer Services — 1.1%
50,400	Bridgepoint Education, Inc.*(a)	987,840
3,100	Capella Education Co.*	188,852
18,800	Steiner Leisure Ltd.*	1,053,176

		2,229,868

Diversified Telecommunication Services — 0.9%
20,700	Atlantic Tele-Network, Inc.	1,147,194
11,700	IDT Corp. (Class B Stock)	256,113
37,400	Premiere Global Services, Inc.*	336,974

		1,740,281

Electric Utilities — 3.7%
49,500	El Paso Electric Co.	1,740,915
43,300	IDACORP, Inc.	2,234,280
77,400	PNM Resources, Inc.	1,851,408
36,000	UNS Energy Corp.	1,781,280

		7,607,883

Electrical Equipment — 1.1%
67,700	Coleman Cable, Inc.	1,665,420
3,900	EnerSys, Inc.	258,765
3,300	Preformed Line Products Co.	277,266

		2,201,451

Electronic Equipment, Instruments & Components — 4.5%
53,400	Benchmark Electronics, Inc.*	1,213,782
4,200	Electro Rent Corp.	76,188
86,700	Fabrinet (Cayman Islands)*	1,451,358
18,700	Insight Enterprises, Inc.*	394,009
25,300	PC Connection, Inc.	505,747
50,600	Plexus Corp.*	1,936,968
112,500	Sanmina Corp.*	1,638,000
49,400	ScanSource, Inc.*	1,899,924
700	SYNNEX Corp.*	42,910

		9,158,886

Energy Equipment & Services — 1.6%
17,900	Bristow Group, Inc.	1,440,413
42,400	C&J Energy Services, Inc.*	976,896
19,900	Dawson Geophysical Co.*	581,876
10,400	Matrix Service Co.*	216,216
1,900	Natural Gas Services Group, Inc.*	53,181
3,885	TGC Industries, Inc.	28,632

		3,297,214

Food & Staples Retailing — 1.6%
25,800	Andersons, Inc. (The)	1,913,844
14,500	Nash-Finch Co.	406,870
37,500	Spartan Stores, Inc.	882,375

		3,203,089

Food Products — 1.1%
3,900	John B. Sanfilippo & Son, Inc.	95,862
8,000	Omega Protein Corp.*	74,880
36,700	Pilgrim’s Pride Corp.*	520,039
10,800	Sanderson Farms, Inc.	682,668
300	Seaboard Corp.	819,000
1,600	Seneca Foods Corp. (Class A Stock)*	46,912

		2,239,361

Gas Utilities — 2.6%
15,900	Chesapeake Utilities Corp.	865,119
42,300	Southwest Gas Corp.	2,295,198
48,300	WGL Holdings, Inc.	2,173,983

		5,334,300

Healthcare Equipment & Supplies
5,000	Symmetry Medical, Inc.*	40,500

Healthcare Providers & Services — 4.9%
33,300	Amedisys, Inc.*(a)	542,124
41,600	AmSurg Corp.*	1,784,224
19,600	Gentiva Health Services, Inc.*	224,420
56,400	HealthSouth Corp.(a)	1,980,204
26,800	Kindred Healthcare, Inc.	371,984
18,000	LHC Group, Inc.*	370,800
32,600	Magellan Health Services, Inc.*	1,913,620
15,300	National Healthcare Corp.	740,214
40,600	PharMerica Corp.*	599,256
16,000	Providence Service Corp. (The)*	478,240
82,200	Select Medical Holdings Corp.	697,056
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	254,322

		9,956,464

Hotels, Restaurants & Leisure — 2.1%
32,600	CEC Entertainment, Inc.	1,511,010
40,300	Jack in the Box, Inc.*	1,639,404
44,700	Marcus Corp.	641,892
9,400	Monarch Casino & Resort, Inc.*	158,954
18,200	Speedway Motorsports, Inc.	332,332

		4,283,592

Household Durables — 1.9%
17,100	CSS Industries, Inc.	442,719
40,500	Helen of Troy Ltd.*	1,892,160
27,900	NACCO Industries, Inc. (Class A Stock)	1,589,463

		3,924,342

Insurance — 5.0%
1,100	Argo Group International Holdings Ltd.	46,178
76,100	CNO Financial Group, Inc.	1,185,638
19,100	Crawford & Co. (Class B Stock)	209,909
7,000	EMC Insurance Group, Inc.	238,280
36,000	FBL Financial Group, Inc. (Class A Stock)	1,610,640
7,400	HCC Insurance Holdings, Inc.	337,810
2,600	HCI Group, Inc.(a)	114,244
4,300	Independence Holding Co.	58,996
500	Investors Title Co.	39,070
5,800	Montpelier Re Holdings Ltd.	160,138
2,900	National Western Life Insurance Co. (Class A Stock)	603,200
8,100	Navigators Group, Inc.*	455,544
32,000	Platinum Underwriters Holdings Ltd.	1,990,080
23,500	ProAssurance Corp.	1,065,020
101,500	Symetra Financial Corp.	1,901,095
4,000	United Fire Group, Inc.	126,800

		10,142,642

Internet Software & Services — 0.1%
34,449	United Online, Inc.	297,639

IT Services — 0.5%
21,900	Hackett Group, Inc. (The)	155,928
3,300	iGATE Corp.*	105,072
24,300	Moneygram International, Inc.*	512,973
10,800	TeleTech Holdings, Inc.*	285,876

		1,059,849

Leisure Equipment & Products — 0.7%
12,600	Johnson Outdoors, Inc. (Class A Stock)	345,618
107,800	Smith & Wesson Holding Corp.*(a)	1,162,084

		1,507,702

Machinery — 1.5%
30,300	Columbus McKinnon Corp.*	788,103
19,000	Hyster-Yale Materials Handling, Inc.	1,490,360
10,400	Kadant, Inc.	372,320
8,400	Lydall, Inc.*	153,048
11,300	NN, Inc.	181,704
500	Standex International Corp.	30,755

		3,016,290

Marine — 0.2%
13,600	International Shipholding Corp.	337,552

Media — 0.8%
28,200	Entercom Communications Corp. (Class A Stock)*(a)	247,314
111,600	Harte-Hanks, Inc.	889,452
54,800	Journal Communications, Inc. (Class A Stock)*	457,580
700	Saga Communications, Inc. (Class A Stock)	33,327

		1,627,673

Metals & Mining — 1.5%
5,800	Handy & Harman Ltd.*	133,922
113,000	SunCoke Energy, Inc.*	2,260,000
13,700	Worthington Industries, Inc.	555,398

		2,949,320

Multi-Utilities — 0.6%
3,300	Avista Corp.	91,707
26,500	NorthWestern Corp.	1,214,760

		1,306,467

Oil, Gas & Consumable Fuels — 6.0%
18,600	Adams Resources & Energy, Inc.	962,922
78,900	Alon USA Energy, Inc.(a)	953,112
53,800	Callon Petroleum Co.*	367,454
31,200	Cloud Peak Energy, Inc.*	487,032
22,000	CVR Energy, Inc.	873,840
46,200	Delek US Holdings, Inc.	1,180,410
12,500	Energen Corp.	979,000
52,300	Energy XXI Bermuda Ltd.	1,519,838
23,000	EPL Oil & Gas, Inc.*	733,240

6,300	Hallador Energy Co.	48,510
36,700	Renewable Energy Group, Inc.*	400,397
55,600	Stone Energy Corp.*(a)	1,938,216
8,100	Swift Energy Co.*(a)	111,132
58,400	W&T Offshore, Inc.	1,114,856
143,300	Warren Resources, Inc.*	448,529

		12,118,488

Paper & Forest Products — 2.2%
15,000	Clearwater Paper Corp.*	783,300
88,600	Louisiana-Pacific Corp.*(a)	1,507,086
41,800	Neenah Paper, Inc.	1,719,652
9,500	P.H. Glatfelter Co.	248,900
4,400	Schweitzer-Mauduit International, Inc.	272,272

		4,531,210

Personal Products — 0.2%
26,300	Nature’s Sunshine Products, Inc.	496,807

Professional Services — 1.6%
48,900	ICF International, Inc.*	1,692,918
62,600	Navigant Consulting, Inc.*	1,086,110
11,100	VSE Corp.	486,180

		3,265,208

Real Estate Investment Trusts — 7.0%
18,900	AG Mortgage Investment Trust, Inc.	308,826
51,900	American Capital Mortgage Investment Corp.	991,809
145,400	Anworth Mortgage Asset Corp.	713,914
49,500	Capstead Mortgage Corp.	585,585
300,300	Cedar Realty Trust, Inc.	1,714,713
26,200	DuPont Fabros Technology, Inc.(a)	651,070
17,100	Hatteras Financial Corp.	311,220
146,800	Inland Real Estate Corp.	1,569,292
64,200	Invesco Mortgage Capital, Inc.	991,890
100,800	Investors Real Estate Trust	868,896
85,200	MFA Financial, Inc.	631,332
4,600	One Liberty Properties, Inc.	97,244
46,200	PennyMac Mortgage Investment Trust	1,065,834
10,100	Sabra Healthcare REIT, Inc.	271,690
61,700	Select Income REIT	1,699,835
138,500	Winthrop Realty Trust	1,630,145

		14,103,295

Road & Rail — 2.3%
6,600	AMERCO	1,332,738
41,600	Marten Transport Ltd.	733,824
18,050	Saia, Inc.*	587,167
88,700	Swift Transporation Co.*(a)	1,932,773

		4,586,502

Semiconductors & Semiconductor Equipment — 0.7%
59,900	Amkor Technology, Inc.*	318,069
43,700	Cirrus Logic, Inc.*(a)	980,191
2,700	First Solar, Inc.*	135,729

		1,433,989

Software — 0.8%
65,200	AVG Technologies NV*	1,310,520
36,200	TeleNav, Inc.*	262,450

		1,572,970

Specialty Retail — 3.2%
15,300	ANN, Inc.*	541,008
64,800	Brown Shoe Co., Inc.	1,454,112
7,200	Cato Corp. (The) (Class A Stock)	215,784
28,500	Children’s Place Retail Stores, Inc. (The)*	1,555,815
1,400	Destination Maternity Corp.	43,736
79,800	Express, Inc.*	1,852,158
13,000	Men’s Wearhouse, Inc. (The)(a)	549,900
6,900	Sears Hometown and Outlet Stores, Inc.*	192,234

		6,404,747

Textiles, Apparel & Luxury Goods — 0.2%
18,400	Culp, Inc.	356,040
2,400	RG Barry Corp.	45,792

		401,832

Thrifts & Mortgage Finance — 3.8%
6,800	Banc of California, Inc.	95,948
28,900	Brookline Bancorp, Inc.	256,343
60,100	Dime Community Bancshares, Inc.	983,236
2,300	Federal Agricultural Mortgage Corp. (Class C Stock)	82,087
11,000	First Defiance Financial Corp.	284,020
78,800	Home Loan Servicing Solutions Ltd.	1,860,468
8,700	Meta Financial Group, Inc.	323,814
28,200	OceanFirst Financial Corp.	496,038
8,800	Provident Financial Holdings, Inc.	133,408
70,400	Provident Financial Services, Inc.	1,319,296
14,800	Territorial Bancorp, Inc.	322,788
31,500	Trustco Bank Corp.	211,680
20,300	Washington Federal, Inc.	462,434
13,700	WSFS Financial Corp.	959,137

		7,790,697

Trading Companies & Distributors — 1.1%
117,100	Aircastle Ltd.	2,209,677

Water Utilities — 0.6%
53,300	California Water Service Group	1,161,940

Wireless Telecommunication Services — 0.9%
4,700	Shenandoah Telecommunications Co.	130,331
109,800	USA Mobility, Inc.	1,638,216
		1,768,547

	TOTAL COMMON STOCKS (cost $166,779,801)	200,365,533

EXCHANGE TRADED FUND — 0.6%
12,200	iShares Russell 2000 Value Index Fund(a) (cost $1,060,478)	1,153,876

	TOTAL LONG-TERM INVESTMENTS (cost $167,840,279)	201,519,409

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
12,371,207	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,371,207; includes $10,380,116 of cash collateral for securities on loan)(b)(c)	12,371,207

	TOTAL INVESTMENTS — 105.4% (cost $180,211,486)(d)	213,890,616
	Liabilities in excess of other assets — (5.4)%	(11,004,226)

	NET ASSETS — 100%	$202,886,390

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,013,236; cash collateral of $10,380,116 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$181,211,239

Appreciation	36,113,445
Depreciation	(3,434,068)

Net Unrealized Appreciation	$32,679,377

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$200,365,533	$—	$—
Exchange Traded Fund	1,153,876	—	—
Affiliated Money Market Mutual Fund	12,371,207	—	—

Total	$213,890,616	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 19, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 19, 2013

*	Print the name and title of each signing officer under his or her signature.